EQUITY AND SHARE BASED PAYMENTS (Schedule of Options and RSAs Status Summary) (Details)		12 Months Ended
		Dec. 31, 2020 ILS (₪) shares Years ₪ / shares	Dec. 31, 2019 ILS (₪) shares Years ₪ / shares	Dec. 31, 2018 ILS (₪) shares Years ₪ / shares
Number Share Options and RSA's:
Outstanding at the end of the year		7,029,423
Number Share Options and RSA's:
Weighted average fair value of options granted using the Black & Scholes option-pricing model - per option (NIS) | ₪		₪ 3.71	₪ 3.34	₪ 4.36
The above fair value is estimated on the grant date based on the following weighted average assumptions:
Expected volatility		37.24%	33.52%	34.14%
Risk-free interest rate		0.21%	0.57%	0.79%
Expected life (years) | Years		3	3	3.16
Dividend yield	[1]
Share Options [Member]
Number Share Options and RSA's:
Outstanding at the beginning of the year		9,020,689	9,697,266	8,708,483
Granted during the year		1,035,635	1,232,226	2,536,362
Exercised during the year		(296,450)	(70,824)	(778,616)
Forfeited during the year		(252,547)	(235,150)	(307,055)
Expired during the year		(2,477,904)	(1,602,829)	(461,908)
Outstanding at the end of the year		7,029,423	9,020,689	9,697,266
Exercisable at the end of the year		4,071,714	5,623,921	6,266,965
Shares issued during the year due exercises		46,747	3,166	94,276
Number Share Options and RSA's:
Outstanding at the beginning of the year | ₪ / shares		₪ 23.62	₪ 28.19	₪ 29.67
Granted during the year | ₪ / shares		14.24	16.21	18.59
Exercised during the year | ₪ / shares		14.71	16.62	17.11
Forfeited during the year | ₪ / shares		18.42	18.74	18.79
Expired during the year | ₪ / shares		34.10	46.64	28.17
Outstanding at the end of the year | ₪ / shares		18.64	23.62	28.19
Exercisable at the end of the year | ₪ / shares		₪ 20.04	₪ 27.11	₪ 33.39
RSAs [Member]
Number Share Options and RSA's:
Outstanding at the beginning of the year		1,230,464	1,209,521	1,344,297
Granted during the year		398,055	397,476	813,310
Vested during the year		(534,053)	(284,427)	(791,796)
Forfeited during the year		(87,043)	(92,106)	(156,290)
Outstanding at the end of the year		1,007,423	1,230,464	1,209,521

[1]	Due to the Full Dividend Mechanism the expected dividend yield used in the fair value determination of such options was 0% for the purpose of using the Black & Scholes option-pricing model.